EMPLOYEE BENEFITS PLANS - Fair Value Hierarchy of Pension Plan Assets (Detail) - Net Periodic Pension Expense - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Investments at fair value	$ 2,839	$ 2,679	$ 2,709
Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2,309	2,227
Investments measured at net assets value	530	452
Investments at fair value	2,839	2,679
Qualified Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	843	855
Investments at fair value	843	855
Qualified Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	1,463	1,367
Investments at fair value	1,463	1,367
Qualified Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	3	5
Investments at fair value	3	5	$ 8	$ 10
Qualified Plan | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	828	833
Qualified Plan | Equity Securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	730	738
Qualified Plan | Equity Securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	98	95
Qualified Plan | Mutual Fund
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	99	92
Qualified Plan | Mutual Fund | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	99	92
Qualified Plan | Commercial Papers
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	44	7
Qualified Plan | Commercial Papers | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	44	7
Qualified Plan | Equity real estate
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	3
Qualified Plan | Equity real estate | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	3
Qualified Plan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	12	22
Qualified Plan | Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	12	22
Qualified Plan | Cash and Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	27	20
Qualified Plan | Cash and Short-term Investments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	27	20
Qualified Plan | Fixed Maturities | Corporate
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	794	821
Qualified Plan | Fixed Maturities | Corporate | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	792	820
Qualified Plan | Fixed Maturities | Corporate | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	2	1
Qualified Plan | Fixed Maturities | U.S. Treasury, government and agency
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	471	395
Qualified Plan | Fixed Maturities | U.S. Treasury, government and agency | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	471	395
Qualified Plan | Fixed Maturities | States and political subdivisions
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	26	26
Qualified Plan | Fixed Maturities | States and political subdivisions | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	26	26
Qualified Plan | Fixed Maturities | Foreign Governments
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	5	4
Qualified Plan | Fixed Maturities | Foreign Governments | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	5	4
Qualified Plan | Fixed Maturities | Commercial Mortgage- backed
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	1	2
Qualified Plan | Fixed Maturities | Commercial Mortgage- backed | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy	$ 1	2
Qualified Plan | Fixed Maturities | Asset- backed
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		1
Qualified Plan | Fixed Maturities | Asset- backed | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		1
Qualified Plan | Fixed Maturities | Other Structured Debt
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		1
Qualified Plan | Fixed Maturities | Other Structured Debt | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets in the fair value hierarchy		$ 1